Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets (Detail) (Pension Plan, USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Pension Plan
Change in benefit obligations:
Benefit obligations as of beginning of year	$ 72	$ 67
Service cost	0	1	1
Interest cost	3	3	3
Actuarial loss	9	5
Benefits and administrative expenses paid	(3)	(4)
Benefit obligations as of end of year	81	72	67
Change in plan assets:
Fair value of plan assets as of beginning of year	48	47
Actual return on plan assets	5	1
Employer contributions	2	4
Benefits and administrative expenses paid	(3)	(4)
Fair value of plan assets as of end of year	52	48	47
Funded status	$ (29)	$ (24)